JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 1, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File No. 2-95973 and 811-4236
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 333 (Amendment No. 334 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 332 (Amendment No. 333 under the Investment Company Act of 1940, as amended) filed electronically on June 21, 2022.
Please contact the undersigned at (212) 270-6803 if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Assistant Secretary

APPENDIX A
J.P. Morgan Money Market Funds

JPMorgan Liquid Assets Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund